IMPAIRMENT LOSS ON VESSELS (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Impairment loss on vessels		$ 0	$ 4,187
Golden Saguenay
Property, Plant and Equipment [Line Items]
Impairment loss on vessels			$ 4,200
Cash consideration	$ 8,400